SHARE CAPITAL (Details Narrative)																	12 Months Ended
	Dec. 03, 2024 USD ($) $ / shares shares	Dec. 03, 2024 CAD ($) $ / shares	Sep. 25, 2024 USD ($) $ / shares shares	Sep. 25, 2024 CAD ($) $ / shares	Jul. 19, 2024 USD ($) $ / shares shares	Jul. 19, 2024 CAD ($)	May 10, 2024 USD ($) $ / shares shares	May 10, 2024 CAD ($)	May 03, 2024 USD ($) $ / shares shares	May 03, 2024 CAD ($)	Jan. 24, 2024 USD ($) $ / shares shares	Jan. 24, 2024 CAD ($)	Dec. 04, 2023 USD ($) $ / shares shares	Dec. 04, 2023 USD ($) $ / shares shares	Dec. 02, 2022 USD ($) $ / shares shares	Dec. 02, 2022 CAD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 03, 2024 $ / shares	Sep. 25, 2024 $ / shares	Jul. 19, 2024 $ / shares	May 10, 2024 $ / shares	May 03, 2024 $ / shares	Jan. 24, 2024 $ / shares	Dec. 31, 2022 $ / shares	Dec. 02, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Shares issued to settle accounts payable, value																			$ 40,029
Shares issued to settle accounts payable, shares | shares																			5,422
Price per share | (per share)																			$ 7.38							$ 9.38
Number of shares issued | shares	5,555,556		4,000,000		3,333,334								1,786,000	1,786,000
Warrant expected life																		5 years
Gross proceeds, shares	$ 25,000,002	$ 35,000,003	$ 15,000,000	$ 20,400,000	$ 10,000,000	$ 13,700,003							$ 1,607,400
Description of expected common shares	5 years	5 years	5 years	5 years	5 years	5 years
Average share price | (per share)	$ 4.50	$ 6.29	$ 3.75	$ 5.10													$ 2.12	$ 4.11	$ 3.32
At the market [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																	5,449,723
Gross proceeds from private offering																	$ 9,362,235
Average share price | $ / shares																	$ 1.72
Commissions paid to agent percentage																	3.00%
Commissions paid to agent																	$ 280,867
Director, management and employees [member]
IfrsStatementLineItems [Line Items]
Gross proceeds, shares											$ 415,272	$ 560,617
Number of shares issued | shares											459,522
Private placement offering [member]
IfrsStatementLineItems [Line Items]
Price per share | (per share)	$ 6.00		$ 5.00		$ 4.00						$ 1.12										$ 6.78	$ 5.45	$ 4.26	$ 4.26	$ 1.52
Number of shares issued | shares	5,555,556		4,000,000		3,333,334		3,448,275		3,258,390		5,098,088
Share issuance costs	$ 597,318
Expected dividend as percentage, warrants	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Gross proceeds, shares	$ 25,000,002	$ 35,000,003	$ 15,000,000	$ 20,400,000	$ 10,000,000	$ 13,700,003	$ 7,299,270	$ 10,000,000	$ 7,299,270	$ 10,000,000	$ 4,613,312	$ 6,219,667
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | (per share)	$ 4.50		$ 3.75		$ 3.00		$ 2.12		$ 2.24		$ 0.90									$ 6.29	$ 5.10	$ 4.09	$ 2.90	$ 3.069	$ 1.22
Description of expected common shares	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													1,786,000	1,786,000
exercise price | $ / shares													$ 1.12	$ 1.12
Gross proceeds, shares														$ 1,607,400
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares													$ 0.90	$ 0.90
Additional purchase | shares														240,000
Underwritten public offering [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Additional purchase | shares														186,000
Common stock [member] | Private placement offering [member]
IfrsStatementLineItems [Line Items]
Price per share | (per share)															$ 2.78												$ 3.81
Number of shares issued | shares															1,126,635
Gross proceeds from private offering															$ 3,184,332	$ 4,292,479
exercise price | (per share)															$ 3.61												$ 4.95
Cash commission															$ 42,090	$ 57,897
Share issuance costs															$ 205,802
Expected dividend as percentage, warrants															0.00%	0.00%
Risk free interest rate, warrants	2.91%	2.91%	2.79%	2.79%	3.35%	3.35%	3.67%	3.67%	3.67%	3.67%	3.50%	3.50%			3.48%	3.48%
Expected volatility, warrants	88.05%	88.05%	87.63%	87.63%	85.93%	85.93%	83.00%	83.00%	83.00%	83.00%	78.35%	78.35%			69.93%	69.93%
Warrant expected life	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years			3 years	3 years
Fair value of warrants	$ 8,127,620		$ 4,842,347		$ 6,430,362		$ 4,435,105		$ 4,513,393		$ 2,815,861				$ 656,734
Gross proceeds, shares																		$ 227,673
Common stock [member] | Private placement offering [member] | Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares															10,000
Gross proceeds from private offering															$ 27,800	$ 38,100
Common stock [member] | Equity distribution agreement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private offering																		983,194
Finance costs																		291,226
Common stock [member] | Equity distribution agreement [member] | At the market [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private offering																		29,486
Gross proceeds																		$ 30,000,000
Commision paid percentage																		3.00%
Common stock [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private offering														$ 112,518
Expected dividend as percentage, warrants														0.00%
Risk free interest rate, warrants														3.54%
Expected volatility, warrants														75.66%
Warrant expected life														5 years
Fair value of warrants													$ 954,537	$ 954,537
Commision paid percentage														7.00%
Finance costs														$ 145,089
Warrant reserve [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													1,600,000	1,600,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2,777,778		2,000,000		3,333,334								1,786,000	1,786,000
Warrants [member] | Private placement offering [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares	2,777,778		2,000,000		3,333,334		3,448,275		3,258,390		5,098,088
Warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares													1,600,000	1,600,000